Long-term debt - Surplus Notes (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended
	May 23, 2019	Feb. 03, 2015	Sep. 30, 2018	Sep. 30, 2018	Aug. 31, 2018
Long-term debt
Outstanding surplus notes					$ 17.5
Notes Payable, Other Payables | Surplus Notes
Long-term debt
Outstanding surplus notes					$ 17.5
Term		7 years
Pay down of surplus notes			$ 17.5
Pre-payment, penalty			0.1	$ 0.1
Write-off of unamortized debt issuance costs			0.4
Unamortized debt issuance costs			0.4	0.4
Notes Payable, Other Payables | Surplus Notes | London Interbank Offered Rate (LIBOR)
Long-term debt
Interest rate spread (as a percent)		8.00%
Senior Notes | 2018 Floating Rate Notes
Long-term debt
Debt instrument, face amount			$ 20.0	$ 20.0
Write-off of unamortized debt issuance costs	$ 0.9